SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Vixen properties [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	1,290,045
Initial recognition amount	$ 175,000
Birch Lake properties [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	250,000
Shares issued in connection with acquisitions value	$ 33,750
Grid Metals Corp [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		250,000
Initial recognition amount		$ 35,000
Ontario Canada [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		1,250,000
Swain Post property [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	641,026
Shares issued in connection with acquisitions value	$ 75,000
Swain Lake project [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	978,130
Shares issued in connection with acquisitions value	$ 155,000
Birch Lake and Casummit Lake Properties [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		2,000,000
Shares issued in connection with acquisitions value		$ 440,000
Porcupine East Property [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		2,500,000
Shares issued in connection with acquisitions value		$ 512,500
Various Property [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		2,445,257
Shares issued in connection with acquisitions value		$ 385,000
Real And Personal Property [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		1,000,000
Royalties Corp [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		1,598,162
Initial recognition amounts		2,000,000